Equity Awards and Warrants - Restricted Stock Units ("RSUs") and Performance Stock Units ("PSU"s) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Nov. 30, 2023	May 31, 2023	May 31, 2022	May 31, 2021	Jul. 31, 2022
RSU and PSU
Number of shares
Beginning shares		1,293	300	5,470
Granted (in shares)			1,293
Forfeited (in shares)		(1,293)	(150)	(4,356)
Vested (in shares)			(150)	(814)
Ending shares			1,293	300	5,470
Weighted average grant date fair value
Beginning		$ 0.58	$ 3.12	$ 2.96
Grant			0.58
Forfeited		$ 0.58	3.12	2.94
Vested			3.12	3.01
Ending			$ 0.58	$ 3.12	$ 2.96
Weighted average remaining contractual life in years		0 years	9 months 21 days	6 months 29 days	1 year 3 days
Performance target level percentage for non-vested equity-based payment instruments		100.00%	100.00%
Performance Shares [Member]
Weighted average grant date fair value
Unrecognized compensation expense			$ 0.4			$ 0.6
Expected to be recognized over weighted-average period			9 months 21 days
Performance Shares [Member] | Maximum
Weighted average grant date fair value
Performance target level percentage for non-vested equity-based payment instruments	100.00%
Performance Shares [Member] | Minimum
Weighted average grant date fair value
Performance target level percentage for non-vested equity-based payment instruments	0.00%
RSU
Weighted average grant date fair value
Unrecognized compensation expense						$ 0.6